Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 25,721	$ 129,365	$ 23,046	$ 26,046
Accumulated depreciation	$ 1,098,818	516,144	113,158	77,861
Convertible promissory notes, issuance costs		$ 24,144
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	45,269,908	44,013,075	28,394,503	22,487,793
Common stock, shares outstanding	45,269,908	44,013,075	28,394,503	22,487,793
Other Intangible Assets [Member]
Accumulated amortization	$ 478,672	$ 61,803
Licensing Agreements [Member]
Accumulated amortization	120,833	108,833	$ 58,333	$ 45,833
Patents [Member]
Accumulated amortization	$ 191,089	$ 134,701	$ 49,627	$ 25,166